Financial Instruments - Schedule of Carrying Value and Estimated Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Liabilities
Deferred finance charges	$ 10.1	$ 11.4
Deferred finance charges, current	2.5	2.5
Carrying Value
Assets
Cash and cash equivalents	34.8	32.4
Liabilities
Current portion of long-term debt	26.6	26.1
Long-term debt	661.0	674.5
Level 1 | Fair Value
Assets
Cash and cash equivalents	34.8	32.4
Level 2 | Fair Value
Liabilities
Current portion of long-term debt	26.6	26.1
Long-term debt	$ 703.7	$ 716.3